Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund
CLASS A SHARES (TICKER KAUAX)
CLASS C SHARES (TICKER KAUCX)
INSTITUTIONAL SHARES (TICKER KAUIX)
CLASS R SHARES (TICKER KAUFX)
Federated Hermes Kaufmann Large Cap Fund
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)
Federated Hermes Kaufmann Small Cap Fund
CLASS A SHARES (TICKER FKASX)
CLASS C SHARES (TICKER FKCSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R SHARES (TICKER FKKSX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2024
Hans P. Utsch, will retire on July 1, 2026. Effective upon his retirement, Mr. Utsch will no longer serve as a portfolio manager of each of the funds. Accordingly, effective July 1, 2026, please remove all references to Mr. Utsch.
The other members of the portfolio management teams as described in each fund’s Prospectus will continue to manage the funds.
November 5, 2025

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457142 (11/25)
© 2025 Federated Hermes, Inc.